Deferred income tax assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets before offsetting	¥ 3,607,935	¥ 3,844,143	¥ 3,903,331
Offset amount	(908,540)	(1,683,956)
Deferred income tax assets after offsetting	2,699,395	2,160,187
Deferred income tax liabilities before offsetting	(3,911,067)	(4,821,747)	(5,486,905)
Offset amount	908,540	1,683,956
Deferred income tax liabilities after offsetting	(3,002,527)	(3,137,791)
Net deferred income tax assets and liabilities	¥ (303,132)	¥ (977,604)	¥ (1,583,574)